VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Communication Services: 6.0%
8,384	(1)	Charter Communications, Inc.	$ 5,173,096	1.2
101,436		Comcast Corp. – Class A	5,488,702	1.3
3,232,346		Vodafone Group PLC	5,894,459	1.4
49,305	(1)	Walt Disney Co.	9,097,758	2.1
			25,654,015	6.0

		Consumer Discretionary: 8.0%
2,794	(1)	Booking Holdings, Inc.	6,509,573	1.5
298,650		General Motors Co.	17,160,429	4.0
1,029,678	(1)	Kingfisher PLC	4,513,143	1.0
94,324		TJX Cos., Inc.	6,239,532	1.5
			34,422,677	8.0

		Consumer Staples: 4.6%
110,138		Philip Morris International, Inc.	9,773,646	2.3
72,067		Sysco Corp.	5,674,556	1.3
116,809	(1)	US Foods Holding Corp.	4,452,759	1.0
			19,900,961	4.6

		Energy: 6.3%
149,864		Canadian Natural Resources Ltd.	4,632,941	1.1
60,623		Chevron Corp.	6,352,684	1.5
124,054		ConocoPhillips	6,571,140	1.5
202,164		Devon Energy Corp.	4,417,284	1.0
31,361		Pioneer Natural Resources Co.	4,980,754	1.2
			26,954,803	6.3

		Financials: 23.3%
40,364		American Express Co.	5,709,084	1.3
217,543		American International Group, Inc.	10,052,662	2.4
387,529		Bank of America Corp.	14,993,497	3.5
83,577		Charles Schwab Corp.	5,447,549	1.3
222,580		Citizens Financial Group, Inc.	9,826,907	2.3
31,947		Goldman Sachs Group, Inc.	10,446,669	2.4
126,247		Morgan Stanley	9,804,342	2.3
45,502		PNC Financial Services Group, Inc.	7,981,506	1.9
148,108		Truist Financial Corp.	8,637,659	2.0
333,500		Wells Fargo & Co.	13,029,845	3.0
16,288		Willis Towers Watson PLC	3,727,997	0.9
			99,657,717	23.3

		Health Care: 14.6%
44,578	(1)	Alcon, Inc.	3,128,278	0.7
16,451		Anthem, Inc.	5,905,087	1.4
109,799		Bristol-Myers Squibb Co.	6,931,611	1.6
26,215		Cigna Corp.	6,337,214	1.5
60,900		CVS Health Corp.	4,581,507	1.1
188,140		GlaxoSmithKline PLC	3,330,626	0.8
21,464		Johnson & Johnson	3,527,608	0.8
31,602		McKesson Corp.	6,163,654	1.4
62,017		Medtronic PLC	7,326,068	1.7
83,279		Pfizer, Inc.	3,017,198	0.7
62,277		Sanofi	6,158,230	1.4
20,587		Universal Health Services, Inc.	2,746,100	0.7
21,787		Zimmer Biomet Holdings, Inc.	3,487,663	0.8
			62,640,844	14.6

		Industrials: 12.4%
41,943		Adecco Group AG	2,829,135	0.7
97,067		CSX Corp.	9,359,200	2.2
34,917		Emerson Electric Co.	3,150,212	0.7
48,423		General Dynamics Corp.	8,791,680	2.1
168,960		Johnson Controls International plc	10,081,843	2.4
46,118		Quanta Services, Inc.	4,057,461	0.9
102,314		Raytheon Technologies Corp.	7,905,803	1.8
100,424		Textron, Inc.	5,631,778	1.3
8,584		Trane Technologies PLC	1,421,167	0.3
			53,228,279	12.4

		Information Technology: 13.6%
171,514		Cognizant Technology Solutions Corp.	13,398,674	3.1
103,203		Corning, Inc.	4,490,362	1.1
34,775	(1)	Fiserv, Inc.	4,139,616	1.0
143,068		Intel Corp.	9,156,352	2.1
45,689	(1)	Micron Technology, Inc.	4,030,227	0.9
29,859		NXP Semiconductor NV - NXPI - US	6,011,811	1.4
97,766		Oracle Corp.	6,860,240	1.6
43,793		Qualcomm, Inc.	5,806,514	1.4
33,063		TE Connectivity Ltd.	4,268,764	1.0
			58,162,560	13.6

		Materials: 4.3%
7,316	(1)	Axalta Coating Systems Ltd.	217,002	0.1
214,435		Corteva, Inc.	9,996,960	2.3
74,502		Dow, Inc.	4,763,658	1.1
66,943	(2)	Nutrien Ltd.	3,607,558	0.8
			18,585,178	4.3

		Real Estate: 2.4%
128,090	(1)	CBRE Group, Inc.	10,133,200	2.4

		Utilities: 2.6%
33,615		Duke Energy Corp.	3,244,856	0.7
87,447		Exelon Corp.	3,824,932	0.9
118,456		FirstEnergy Corp.	4,109,238	1.0
			11,179,026	2.6

	Total Common Stock
	(Cost $311,847,632)		420,519,260	98.1

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Repurchase Agreements: 0.8%
1,000,000	(3) Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/24-01/01/59)	$ 1,000,000	0.2
1,000,000	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,020,000, due 05/15/23-09/15/57)	1,000,000	0.2
1,000,000	(3) Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/04/21-04/01/51)	1,000,000	0.2
694,732	(3) Nomura Securities, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $694,732, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $708,627, due 11/01/35-02/15/61)	694,732	0.2

	Total Repurchase Agreements
	(Cost $3,694,732)	3,694,732	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
8,949,092	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $8,949,092)	$ 8,949,092	2.1

	Total Short-Term Investments
	(Cost $12,643,824)	12,643,824	2.9

	Total Investments in Securities (Cost $324,491,456)	$ 433,163,084	101.0
	Liabilities in Excess of Other Assets	(4,495,889)	(1.0)
	Net Assets	$ 428,667,195	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,759,556	$5,894,459	$–	$25,654,015
Consumer Discretionary	29,909,534	4,513,143	–	34,422,677
Consumer Staples	19,900,961	–	–	19,900,961
Energy	26,954,803	–	–	26,954,803
Financials	99,657,717	–	–	99,657,717
Health Care	50,023,710	12,617,134	–	62,640,844
Industrials	50,399,144	2,829,135	–	53,228,279
Information Technology	58,162,560	–	–	58,162,560
Materials	18,585,178	–	–	18,585,178
Real Estate	10,133,200	–	–	10,133,200
Utilities	11,179,026	–	–	11,179,026
Total Common Stock	394,665,389	25,853,871	–	420,519,260
Short-Term Investments	8,949,092	3,694,732	–	12,643,824
Total Investments, at fair value	$403,614,481	$29,548,603	$–	$433,163,084
Other Financial Instruments+
Forward Foreign Currency Contracts	–	133,544	–	133,544
Total Assets	$403,614,481	$29,682,147	$–	$433,296,628
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,026)	$–	$(3,026)
Total Liabilities	$–	$(3,026)	$–	$(3,026)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 94,198	EUR 80,337	State Street Bank and Trust Co.	04/23/21	$(54)
USD 49,990	CAD 62,943	State Street Bank and Trust Co.	04/23/21	(98)
USD 69,461	CHF 65,134	State Street Bank and Trust Co.	04/23/21	507
USD 54,519	CAD 68,562	State Street Bank and Trust Co.	04/23/21	(41)
USD 132,765	CAD 167,474	State Street Bank and Trust Co.	04/23/21	(505)
CAD 83,175	USD 66,181	State Street Bank and Trust Co.	04/23/21	7
USD 9,055	GBP 6,563	State Street Bank and Trust Co.	04/23/21	6
USD 28,204	CHF 26,211	State Street Bank and Trust Co.	04/23/21	457
USD 10,412,471	GBP 7,548,764	State Street Bank and Trust Co.	04/23/21	4,990
USD 4,401,317	CHF 4,095,927	State Street Bank and Trust Co.	04/23/21	65,217
USD 3,316,390	CAD 4,168,842	State Street Bank and Trust Co.	04/23/21	(1,050)
USD 4,597,461	EUR 3,865,534	State Street Bank and Trust Co.	04/23/21	62,360
USD 77,062	CHF 72,797	State Street Bank and Trust Co.	04/23/21	(1,278)
				$130,518

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $326,423,759.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$ 113,155,155
Gross Unrealized Depreciation	(6,274,532)

Net Unrealized Appreciation	$ 106,880,623